PRESIDENT'S LETTER
Dear Shareholder:

The performance of the international markets, though positive for 1996, has been disappointing compared to the returns achieved in the United States. Perspective is key to successful international investing, and we encourage investors to remember this is a long-term investment, which should be part of a total portfolio asset allocation encompassing domestic and international components. Deregulation and corporate restructuring, prevalent in the United States over the last 5 years and responsible for increasing both productivity and profits, should also in our opinion occur near-term in both Europe and Japan. In addition, at a time when valuations in the U.S. appear extended, valuations in many international markets appear reasonable. Accordingly, we continue to expect positive performance contribution from international portfolio exposure and we continue to believe in the wisdom of international diversification.

WINTHROP INTERNATIONAL EQUITY FUND

The total return of the Fund, for the fiscal year ended October 31, 1996, was 8.35% for Class "A" shares and 7.52% for Class "B" shares compared to 9.09% for the Morgan Stanley EAFE (Europe, Australia, Far East) GDP weighted benchmark.

In continental Europe as well as Japan, the environment during the year was characterized by a slow economic recovery coupled with low inflation. Simultaneously, Asian countries like Hong Kong and Singapore were experiencing a significant slowdown from their historically rapid growth.

The road toward European Monetary Union (EMU) determined the economic policies conducted in most European countries. On the budget side, EMU countries made the necessary efforts to reduce their yearly deficits to no more than 3% of GDP. In many cases, this forced governments to increase direct or indirect taxes, which, in turn, limited the potential upside of consumption. In order to avoid the recessionary effect of this evolution, European monetary authorities (beginning with the German and the French central banks) maintained a consistently loose monetary policy: short-term rates were gradually cut and reached historical lows. These rate reductions, coupled with a gradual improvement in corporate profits and expectations for economic recovery, had a positive effect on European equity markets.

In contrast, performance of the Japanese market was disappointing in absolute and relative terms. It fell 14.5% in the second half of the fiscal year while the EAFE index lost only 3.2%. Our performance was impacted by our slightly overweighted position in Japan. We believe that Japanese institutional investors will once again become active in their own market in 1997, and the market will recover from its recent levels.

Considering the moderately encouraging economic conditions which prevailed during the year, the behavior of the European markets was noteworthy. The Dutch, German, Spanish and French equity markets were among the best performers, even taking into account the negative impact of the rise of the dollar versus each currency. The breakdown of the portfolio as of October 31, 1996 was:

     - 60.0% invested in Europe
     - 31.8% invested in Asia
     - 8.2% in cash

WINTHROP DEVELOPING MARKETS FUND

For the fiscal year ended October 31, 1996, the Winthrop Developing Markets Fund "A" shares returned 4.51% and "B" shares returned 3.57%. The MSCI Emerging Market Free Index (the Fund's benchmark) was up 4.31% over the same period.

The first half of the year showed a substantial increase in the emerging stock markets due to significant capital inflows in January and a decline in U.S. interest rates. The second half of the fiscal year, however, was disappointing due to the weakness of emerging markets in Asia, the Middle East and Europe. Our Asian holdings produced meager returns due to the fact that countries of this region tightened their monetary policies. The Latin American countries, on the other hand, driven by the movement of U.S. interest rates and the Mexican economic recovery, produced more impressive returns.

The allocation of the Fund during the fiscal year remained close to its index with several exceptions contributing to the Fund's performance over the period: an overweighted position in Brazil since May; a continued underweighting in South African stocks; and an overweighted investment in Thailand which was then modified to a strongly underweighted position in June. The breakdown of the portfolio at the end of October 1996 was:

     - 42.4% invested in Asia
     - 36.7% invested in Latin America
     - 18.0% invested in Europe
     - 2.9% in cash

We are pleased to be able to offer investors the opportunity to participate in international markets through the Winthrop Opportunity Funds and look forward to reporting your Fund's progress throughout the coming New Year.

Sincerely,

[/S/ G. MOFFETT COCHRAN]

G. Moffett Cochran
President                                                         December, 1996

OPPORTUNITY FUND HIGHLIGHTS
         WINTHROP INTERNATIONAL EQUITY FUND

             ASSET ALLOCATION BY COUNTRY OCTOBER 31, 1996 (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            JAPAN                29.4%
France                             15.8%
Germany                            14.3%
Italy                              10.1%
Cash & Other
Assets/Liabilities                  8.2%
United Kingdom                      6.6%
Netherlands                         5.0%
Switzerland                         2.9%
Hong Kong                           2.1%
Austria                             1.9%
Spain                               1.4%
Finland                             0.8%
Norway                              0.7%
Belgium                             0.5%
Indonesia                           0.3%
                                  100.0%

             TEN LARGEST HOLDINGS OCTOBER 31, 1996 (UNAUDITED)

                                                                    PERCENT OF
                                             COUNTRY    US$ VALUE   NET ASSETS
                                           -----------  ---------  -------------
Royal Dutch Petroleum Co.................  Netherlands  $1,032,698         2.2%
Bayer AG.................................  Germany        975,258          2.1
Mannesman AG.............................  Germany        779,804          1.7
Ente Nazionale Idrocarburi SPA...........  Italy          770,410          1.6
Telecom Italia SPA.......................  Italy          759,878          1.6
Instituto Mobilaire Italiano.............  Italy          733,118          1.6
Siemens AG...............................  Germany        729,693          1.5
Mitsui Re Fudosan Ltd....................  Japan          719,008          1.5
Telecom Italia Mobile SPA................  Italy          691,360          1.5
Credit Suisse Holding AG.................  Switzerland    631,902          1.3
                                                        ---------          ---
                                                        $7,823,129        16.6%
                                                        ---------          ---
                                                        ---------          ---

             INVESTMENT RESULTS FOR PERIODS ENDED OCTOBER 31, 1996 (UNAUDITED)

                                     AVERAGE ANNUAL TOTAL RETURN
                           -----------------------------------------------
                            WINTHROP INTERNATIONAL
                                 EQUITY FUND
                           ------------------------
                                                           MSCI EAFE
                           WITHOUT LOAD  WITH LOAD    GDP WEIGHTED INDEX*
                           ------------  ----------  ---------------------

       EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Class A:
  1 Year.................        8.35  %      2.12 %           9.09       %
  From Inception
    9/13/95..............        3.62  %     -2.07             6.21
Class B:
  1 Year.................        7.52  %      3.52             9.09
  From Inception
    9/13/95..............        2.76  %      -.24             6.21

                             WINTHROP
                           INTERNATIONAL
                           EQUITY FUND
                           CL.A:
                                                              MSCI EAFE GDP
                                      Without Sales Load    Weighted Index*   With Sales Load
         9/95
    (Inception)                                   10,000             10,000             9,425
         10/95                                     9,580              9,765             9,029
         10/96                                    10,380             10,653             9,783

           COMPARISON OF CHANGE IN VALUE
               OF $10,000 INVESTMENT

   THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO INDICATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR ANY INCOME TAXES PAYABLE BY SHAREHOLDERS ON DIVIDENDS OR CAPITAL GAINS, BUT THE RETURNS CALCULATED ABOVE HAVE BEEN COMPUTED AFTER DEDUCTION OF ALL FUND EXPENSES INCLUDING ADVISORY FEES. CLASS A RETURNS SHOWN ABOVE ARE COMPUTED WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 5.75% FRONT-END SALES LOAD. CLASS B SHARES WHICH, INSTEAD OF A FRONT-END SALES LOAD, ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE (CDSC) RANGING FROM 4% DURING THE FIRST YEAR TO 0% AFTER 4 YEARS. ACCORDINGLY, RETURNS ON CLASS B SHARES WILL DIFFER FROM THOSE OF CLASS A SHARES AND ARE REFERENCED IN THE TABLE ABOVE WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 4% CDSC.

   * A Morgan Stanley Capital International ("MSCI") Europe, Australia, Far East Index.

OPPORTUNITY FUND HIGHLIGHTS
         WINTHROP DEVELOPING MARKETS FUND

             ASSET ALLOCATION BY COUNTRY OCTOBER 31, 1996 (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          MALAYSIA               17.3%
Brazil                             15.9%
Mexico                              9.0%
South Africa                        7.0%
Argentina                           6.7%
Portugal                            6.3%
Chile                               5.1%
Thailand                            4.6%
Korea                               4.5%
Taiwan                              3.3%
Indonesia                           3.3%
India                               3.2%
Greece                              3.0%
Hong Kong                           3.0%
Philippines                         2.8%
Cash & Other
Assets/Liabilities                  2.9%
Poland                              1.7%
China                               0.4%
                                  100.0%

             TEN LARGEST HOLDINGS OCTOBER 31, 1996 (UNAUDITED)

                                                                    PERCENT OF
                                              COUNTRY   US$ VALUE   NET ASSETS
                                             ---------  ---------  -------------
ROC Taiwan Fund............................  Taiwan     $1,346,475         3.3%
Korea Fund, Inc............................  Korea      1,295,308          3.2
Telecomunicacoes Brasileiras SA Prf
  (Telebras)...............................  Brazil     1,119,212          2.7
Centrais Electricas Brasileiras SA Prf Cl.
  'B'......................................  Brazil     1,106,816          2.7
Telecom Malaysia Bhd.......................  Malaysia   1,085,609          2.7
Telefonos de Mexico SA Cl. 'L' ADR.........  Mexico       747,555          1.8
Portugal Telecom SA........................  Portugal     735,320          1.8
Perez Compane SA...........................  Argentina    645,509          1.6
Companhia Vale do Rio Doce Prf.............  Brazil       645,064          1.6
Banco Bradesco SA Prf......................  Brazil       608,636          1.5
                                                        ---------          ---
                                                        $9,335,504        22.9%
                                                        ---------          ---
                                                        ---------          ---

             INVESTMENT RESULTS FOR PERIODS ENDED OCTOBER 31, 1996 (UNAUDITED)

                                   AVERAGE ANNUAL TOTAL RETURN
                           -------------------------------------------
                            WINTHROP DEVELOPING
                                MARKETS FUND
                           ----------------------
                            WITHOUT                   MSCI EMERGING
                              LOAD     WITH LOAD   MARKETS FREE INDEX*
                           ----------  ----------  -------------------

       EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Class A:
  1 Year.................       4.51 %     -1.50 %          4.31      %
  From Inception
    9/13/95..............       -.38 %     -5.85           -1.24
Class B:
  1 Year.................       3.57 %      -.43            4.31
  From Inception
    9/13/95..............      -1.34 %     -4.34           -1.24

                            WINTHROP
                           DEVELOPING
                    Markets Fund Cl.A
                                              MSCI Emerging
                   Without Sales Load   Markets Free Index*   With Sales Load
         9/95
    (Inception)                10,000                10,000             9,425
         10/95                  9,530                 9,462             8,982
         10/96                  9,960                 9,870             9,387

           COMPARISON OF CHANGE IN VALUE
               OF $10,000 INVESTMENT
   THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO INDICATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR ANY INCOME TAXES PAYABLE BY SHAREHOLDERS ON DIVIDENDS OR CAPITAL GAINS, BUT THE RETURNS CALCULATED ABOVE HAVE BEEN COMPUTED AFTER DEDUCTION OF ALL FUND EXPENSES INCLUDING ADVISORY FEES. CLASS A RETURNS SHOWN ABOVE ARE COMPUTED WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 5.75% FRONT-END SALES LOAD. CLASS B SHARES WHICH, INSTEAD OF A FRONT-END SALES LOAD, ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE (CDSC) RANGING FROM 4% DURING THE FIRST YEAR TO 0% AFTER 4 YEARS. ACCORDINGLY, RETURNS ON CLASS B SHARES WILL DIFFER FROM THOSE OF CLASS A SHARES AND ARE REFERENCED IN THE TABLE ABOVE WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 4% CDSC.

   *  A Morgan Stanley Capital International ("MSCI") Index.

Winthrop Opportunity Funds--Notes to Financial Statements OCTOBER 31, 1996
--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES. Winthrop Opportunity Funds (the "Fund" or "Funds") operates as a series company currently consisting of two portfolios (the "Portfolios"): Winthrop International Equity Fund and Winthrop Developing Markets Fund. The Fund constitutes a diversified, open-end investment company which is registered under the Investment Company Act of 1940, as amended. The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to both Portfolios are allocated between them on a pro rata basis.

The Fund was organized as a Delaware business trust under the laws of Delaware on May 31, 1995. Prior to commencing operations on September 8, 1995, the Fund had no operations other than the sale and issuance to each of Wood, Struthers & Winthrop Management Corp. (the "Advisor") and AXA Asset Management Europe, an affiliate of AXA Asset Management Partenaires (the "Subadvisor"), of 1,250 Class A shares and 1,250 Class B shares of beneficial interest in each of the two Portfolios.

Each Portfolio offers two classes of shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Both classes have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The Adviser is a wholly-owned subsidiary of Donaldson, Lufkin and Jenrette, Inc. which is an indirect subsidiary of the Equitable Life Assurance Society of the United States, (the "Equitable"). The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds.

  (1) SECURITY VALUATION: All securities for which current market quotations are readily available are valued at the last sale price prior to the time of determination, or, if there is no sales price on such date, and if bid and ask quotations are available, at the mean between the last current bid and asked prices. Securities that are traded over-the-counter, if bid and asked quotations are available, are valued at the mean between the current bid and asked prices, or, if quotations are not available, are valued as determined in good faith by the Board of Trustees of the Fund. Short-term investments having a maturity of 60 days or less are valued at amortized cost. Securities and assets for which current market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees of the Fund.

  (2) FOREIGN CURRENCY TRANSLATIONS: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the bid prices of such currencies against the U.S. dollar as of the date of valuation. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts, income receipts and expense accruals are translated at the prevailing exchange rate on the date of each transaction.

  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized gain (loss) on foreign currency transactions arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation on translation of foreign currency denominated assets and liabilities arises from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in exchange rates.

WINTHROP OPPORTUNITY FUNDS--NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1996 (CONTINUED)
--------------------------------------------------------------------------------

  (3) FEDERAL INCOME TAXES: The Funds intend to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for Federal income or excise taxes have been made in the accompanying financial statements. The International Equity Fund has an unused capital loss carryover of approximately $207,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1996. If not applied, the carryover expires in fiscal 2004.

  (4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis.

  (5) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

  (6) DEFERRED ORGANIZATION COSTS: The Funds will reimburse the Advisor for costs incurred in connection with the Fund's organization. The costs are being amortized on a straight-line basis over five years commencing with the Fund's operation.

NOTE (B) ADVISORY AND DISTRIBUTION SERVICES AGREEMENT: Under the terms of an Advisory Agreement with the Advisor, for the investment management services furnished to each Portfolio, such Portfolio will pay the Advisor an advisory fee, on a graduated basis at an annual rate of 1.25% of the first $100 million of average daily net assets, 1.15% of the next $100 million and 1% of average daily net assets over $200 million. Such fee will be accrued daily and paid monthly. Under a Subadvisory Agreement between the Advisor and Subadvisor, the Advisor pays the Subadvisor for its services, out of the Advisor's own resources, at the following annual percentage rates of the average daily net assets of each Portfolio: .625 of 1% of each Portfolio's first $100 million,
 .575 of 1% of the next $100 million and .50 of 1% of the balance.

The Advisory Agreement provides that the Advisor will reimburse the Funds for its expenses (exclusive of interest, taxes, brokerage, distribution services fees and extraordinary expenses, all to the extent permitted by applicable state securities law and regulations) which in any year exceed the limits prescribed by any state in which shares of the Fund are qualified for sale. The Fund believes that presently the most restrictive applicable expense ratio limitation imposed on the Fund by any state is 2 1/2% of average net assets of the first $30 million, 2% of average net assets of the next $70 million and 1 1/2% of average net assets in excess of $100 million.

Commencing at the inception of each Fund through October 31, 1996, the Advisor and Subadvisor voluntarily reduced their management fees by the amount that total fund operating expenses exceeded 2.15% and 2.90% of the average daily net assets of the Class A and Class B shares, respectively, of each Fund. Any such reduction will be borne equally between the Advisor and Subadvisor. For the period November 1, 1996 through April 30, 1997, the Advisor and Subadvisor have agreed to continue to voluntarily reduce their management fees by the amount that total fund operating expenses exceed 2.15% and 2.90% of the average daily net assets of the Class A and Class B shares, respectively, of each Fund. After April 30, 1997, the Advisor and Subadvisor may, in their sole discretion, determine to discontinue this practice with respect to either Fund. As a result of the voluntary waiver, the Advisor and Subadvisor waived fees amounting to $112,542 and $181,527 for the International Equity Fund and Developing Markets Fund, respectively, during the year ended October 31, 1996.

The Fund has entered into a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A and Class B shares with Donaldson, Lufkin & Jenrette Securities Corporation, the Fund's Distributor. Under the Agreement, each Portfolio will pay a distribution services fee to the Distributor at an annual rate of up to .25 of 1% of the average daily net assets attributable to Class A shares and 1% of the average daily

WINTHROP OPPORTUNITY FUNDS--NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1996 (CONTINUED)
--------------------------------------------------------------------------------
net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

Each Trustee who is not an affiliated person receives an attendance fee of $2,000 per meeting. In addition, each unaffiliated Trustee who is a member of the audit committee receives an attendance fee of $1,000 per meeting.

NOTE (C) INVESTMENT TRANSACTIONS: Purchases and sales of investment securities (excluding short-term securities and forward currency exchange contracts) during the year ended October 31, 1996, aggregated $47,838,929 and $37,212,146 for the International Equity Fund; and $38,048,609 and $8,155,064 for the Developing Markets Fund, respectively.

The Fund's may enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss from foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as net change in unrealized appreciation (depreciation) of foreign currency denominated assets and liabilities. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At October 31, 1996, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At October 31, 1996, the components of net unrealized appreciation (depreciation) of investments were as follows:

                                                                                      INTERNATIONAL  DEVELOPING
                                                                                      EQUITY FUND   MARKETS FUND
                                                                                      ------------  -------------
Gross appreciation (investments having an excess of value over cost)................   $3,751,839    $ 3,419,927
Gross depreciation (investments having an excess of cost over value)................   (1,718,670)    (4,319,625)
                                                                                      ------------  -------------
Net unrealized appreciation (depreciation) of investments...........................   $2,033,169    $  (899,698)
                                                                                      ------------  -------------
                                                                                      ------------  -------------

NOTE (D) SHARES OF BENEFICIAL INTEREST: There is an unlimited number of shares of beneficial interest authorized, divided into two classes, designated Class A and Class B Shares. Transactions in shares of beneficial interest were as follows:

                                         INTERNATIONAL EQUITY FUND                      DEVELOPING MARKETS FUND
                                --------------------------------------------  --------------------------------------------
                                     YEAR ENDED            PERIOD ENDED            YEAR ENDED            PERIOD ENDED
                                  OCTOBER 31, 1996       OCTOBER 31, 1995*      OCTOBER 31, 1996       OCTOBER 31, 1995*
                                ---------------------  ---------------------  ---------------------  ---------------------
                                 SHARES      AMOUNT     SHARES      AMOUNT     SHARES      AMOUNT     SHARES      AMOUNT
                                ---------  ----------  ---------  ----------  ---------  ----------  ---------  ----------
CLASS A
Shares sold...................  1,762,635  $18,326,646 3,006,328  $30,025,797 2,674,932  $27,515,135 1,531,521  $15,261,869
Shares redeemed...............   (707,635) (7,314,187)    --          --       (500,614) (5,065,351)    --          --
                                ---------  ----------  ---------  ----------  ---------  ----------  ---------  ----------
Net increase..................  1,055,000  $11,012,459 3,006,328  $30,025,797 2,174,318  $22,449,784 1,531,521  $15,261,869
                                ---------  ----------  ---------  ----------  ---------  ----------  ---------  ----------
                                ---------  ----------  ---------  ----------  ---------  ----------  ---------  ----------
CLASS B
Shares sold...................    318,343  $3,273,880    185,880  $1,810,674    285,158  $2,933,036    102,943  $1,006,679
Shares redeemed...............    (25,335)   (263,984)    --          --        (21,340)   (219,203)    --          --
                                ---------  ----------  ---------  ----------  ---------  ----------  ---------  ----------
Net increase..................    293,008  $3,009,896    185,880  $1,810,674    263,818  $2,713,833    102,943  $1,006,679
                                ---------  ----------  ---------  ----------  ---------  ----------  ---------  ----------
                                ---------  ----------  ---------  ----------  ---------  ----------  ---------  ----------

* Commencement of operations was September 8, 1995.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of capital stock outstanding throughout the periods presented. This information has been derived from information provided in the financial statements.

                                                                                                                 DEVELOPING
                                                                                                                   MARKETS
                                                                     INTERNATIONAL EQUITY FUND                      FUND
                                                     ---------------------------------------------------------   -----------
                                                               CLASS A                       CLASS B               CLASS A
                                                     ---------------------------   ---------------------------   -----------
                                                        YEAR       SEPTEMBER 8,       YEAR       SEPTEMBER 8,       YEAR
                                                        ENDED      1995* THROUGH      ENDED      1995* THROUGH      ENDED
                                                     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                        1996           1995           1996           1995           1996
                                                     -----------   -------------   -----------   -------------   -----------
Net asset value, beginning of period...............   $  9.58        $ 10.00         $ 9.57         $10.00        $  9.53
                                                     -----------   -------------   -----------      ------       -----------
Net investment income (loss)(1)....................     (0.04)          0.00          (0.13)         (0.02)         (0.01)
Net realized and unrealized gain(loss) on
  investments and foreign currency transactions....      0.84          (0.42)          0.85          (0.41)          0.44
                                                     -----------   -------------   -----------      ------       -----------
Net increase (decrease) in net asset value from
  operations.......................................      0.80          (0.42)          0.72          (0.43)          0.43
                                                     -----------   -------------   -----------      ------       -----------
Net asset value, end of period.....................   $ 10.38        $  9.58         $10.29         $ 9.57        $  9.96
                                                     -----------   -------------   -----------      ------       -----------
                                                     -----------   -------------   -----------      ------       -----------
Total Return(2)....................................      8.35%         (4.20)%         7.52%         (4.30)%         4.51%
Ratio of expenses to average net assets+...........      2.15%          2.15%(3)       2.90%          2.90%(3)       2.15%
Ratio of net investment income(loss) to average net
  assets...........................................      (.39)%         (.02)%(3)     (1.25)%        (1.77)%(3)      (.14)%
Portfolio turnover rate............................     94.12%          0.00%         94.12%          0.00%         26.76%
Average commission rate paid.......................   $ 0.041         --             $0.041         --            $ 0.028
Net assets, end of period (000 omitted)............   $42,170        $28,819         $4,955         $1,803        $36,918


                                                                               CLASS B
                                                                     ---------------------------
                                                     SEPTEMBER 8,       YEAR       SEPTEMBER 8,
                                                     1995* THROUGH      ENDED      1995* THROUGH
                                                      OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                         1995           1996           1995
                                                     -------------   -----------   -------------
Net asset value, beginning of period...............    $ 10.00         $ 9.52         $10.00
                                                     -------------   -----------      ------
Net investment income (loss)(1)....................       0.00          (0.08)         (0.01)
Net realized and unrealized gain(loss) on
  investments and foreign currency transactions....      (0.47)          0.42          (0.47)
                                                     -------------   -----------      ------
Net increase (decrease) in net asset value from
  operations.......................................      (0.47)          0.34          (0.48)
                                                     -------------   -----------      ------
Net asset value, end of period.....................    $  9.53         $ 9.86         $ 9.52
                                                     -------------   -----------      ------
                                                     -------------   -----------      ------
Total Return(2)....................................      (4.70)%         3.57%         (4.80)%
Ratio of expenses to average net assets+...........       2.15%(3)       2.90%          2.90%(3)
Ratio of net investment income(loss) to average net
  assets...........................................       0.32%(3)       (.83)%        (1.00)%(3)
Portfolio turnover rate............................       0.00%         26.76%          0.00%
Average commission rate paid.......................     --             $0.028         --
Net assets, end of period (000 omitted)............    $14,622         $3,641         $1,004

 *  Commencement of Operations.

(1)  Based on average shares outstanding

(2) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.

(3)  Annualized

+ Net of voluntary reduction of management fees by Adviser and Subadviser expressed as a percentage of average daily net assets, as follows: during the year ended October 31, 1996, .27% of both Class A and Class B shares of the International Equity Fund and .54% of both Class A and Class B shares of the Developing Markets Fund; and .60% during the period from inception through October 31, 1995 of both Class A and Class B shares of each of the International Equity Fund and Developing Markets Fund.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Winthrop Opportunity Funds

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Winthrop Opportunity Funds (comprising, respectively, Winthrop Developing Markets Fund and Winthrop International Equity
Fund) as of October 31, 1996, and the related statement of operations for the year then ended and the statement of changes in net assets and financial highlights for the year then ended and for the period from September 8, 1995 (commencement of operations) to October 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting Winthrop Opportunity Funds at October 31, 1996, the results of their operations for the year then ended and the changes in their net assets and financial highlights for the year then ended and for the period from September 8, 1995 to October 31, 1995, in conformity with generally accepted accounting principles.

                                                          [LOGO]

New York, New York
December 13, 1996

Winthrop Opportunity Funds--Statement of Investments OCTOBER 31, 1996

--------------------------------------------------------------------------------
WINTHROP INTERNATIONAL EQUITY FUND

COMMON STOCKS--91.8%

                                           U.S. $
                               SHARES       VALUE
                              ---------  -----------
AUSTRIA--1.9%
  EVN Energie--Versorgung
    Niederoesterreich AG....      1,680  $   227,995
  Oesterreichisch
    Elektrizitatswirtschafts
    AG Cl. 'A'..............      1,750      121,928
  OMV AG....................      3,700      362,438
  VA Technologie AG.........      1,400      195,913
                                         -----------
                                             908,274
                                         -----------
BELGIUM--0.5%
  Barko Industries NV *.....      1,500      246,714
                                         -----------
FINLAND--0.8%
  Oy Nokia (Ab) Ser 'A'.....      7,900      365,058
                                         -----------
FRANCE--15.8%
  Air Liquide...............      2,904      448,545
  Alcatel Alsthom...........      3,020      257,766
  BIC Societe SA............      1,970      295,797
  Carrefour SA..............        860      477,628
  Cetelem...................      1,300      277,652
  Compagnie Bancaire SA.....      1,067      106,529
  Compagnie de Saint
    Gobain..................      3,773      509,645
  Compagnie Francaise
    d'Etudeset de
    Construction............      1,880      164,475
  Danone Groupe.............      2,092      286,676
  Elf Aquitaine SA..........      6,700      536,189
  Essilor International.....        968      254,876
  Groupe Saint Louis........        390       99,023
  Imetal....................      2,040      318,288
  Legrand SA................        940      163,224
  L'Oreal...................      1,430      484,580
  LVMH (Moet-Hennessy Louis
    Vuitton)................      2,270      520,373
  Primagaz Cie..............      2,200      227,399
  Promodes..................      1,600      432,246
  Roussel-Uclaf.............      1,003      265,663
  Societe Generale De
    Paris...................      3,487      376,128
  Sodexho SA................        460      222,517
  Total SA..................      5,978      467,993
  Valeo SA..................      4,390      263,665
                                         -----------
                                           7,456,877
                                         -----------
GERMANY--14.3%
  Adidas AG.................      6,400      539,255
  Allianz AG Holding........        330      593,834
  Bayer AG..................     25,800      975,258
  Bayerische Motoren Werke
    AG......................        500      293,087
  Daimler Benz AG...........      9,850      579,986
  Deutsch Bank AG...........      9,000      418,418
  Dresdner Bank AG..........     16,000      431,404
  Linde AG..................      1,000      623,844
  Mannesmann AG.............      2,000      779,804
  Siemens AG................     14,100      729,693
  SGL Carbon AG.............      3,000      332,672
  Veba AG...................      8,000      427,333
                                         -----------
                                           6,724,588
                                         -----------

                                           U.S. $
                               SHARES       VALUE
                              ---------  -----------
HONG KONG--2.1%
  Hong Kong
    Telecommunications
    Ltd.....................    140,000  $   247,145
  Hong Kong Shanghai Bank
    Ltd.....................     20,000      407,382
  New World Development
    Company Ltd.............     60,000      349,185
                                         -----------
                                           1,003,712
                                         -----------
INDONESIA--0.3%
  Indocement Tunggal
    Perkasa.................    104,000      157,440
                                         -----------
ITALY--10.1%
  Brembo SPA................     29,200      365,879
  Ente Nazionale Idrocarburi
    SPA.....................    160,800      770,410
  Fiat SPA..................    104,700      279,987
  Instituto Mobilaire
    Italiano................     92,600      733,118
  Instituto Nazionale delle
    Assicurazioni SPA.......    365,300      504,701
  Montedison SPA............    452,140      295,791
  Stet Societa Finanziaria
    Telefonica SPA..........     99,700      344,530
  Telecom Italia Mobile
    SPA.....................    334,400      691,360
  Telecom Italia SPA........    340,900      759,878
                                         -----------
                                           4,745,654
                                         -----------
JAPAN--29.4%
  Autobacs Seven Co. Ltd....      7,000      552,664
  Asahi Glass Co. Ltd.......     45,000      474,767
  Bank of Tokyo-Mitsubishi
    Ltd.....................     25,000      509,935
  Capcom Company Ltd........     18,800      386,777
  Daiichi Pharmaceutical Co.
    Ltd.....................      3,000       43,257
  Daiwa Securities Co.
    Ltd.....................     35,000      378,495
  Furukawa Electric Co......    104,000      552,277
  Hitachi Maxell Ltd........      3,000       59,346
  Jusco Co. Ltd.............     19,000      564,621
  Kyocera Corp..............      7,000      462,194
  Izumiya Co. Ltd...........     13,000      208,018
  Marubeni Corp.............    118,000      546,738
  Marui Co. Ltd.............     26,000      482,328
  Matsushita - Kotobuki
    Electronic Ltd..........     18,000      416,211
  Mitsubishi Estate Co.
    Ltd.....................     40,000      499,385
  Mitsui Re Fudosan Ltd.....     58,000      719,008
  New OJI Paper.............     66,000      483,366
  Nippon Express Co. Ltd....      6,000       48,796
  Nissan Motor Co. Ltd......     78,000      590,452
  Nomura Securities Co.
    Ltd.....................     26,000      429,752
  Omron Corp................     30,000      535,432
  Promise Co. Ltd...........      1,000       46,685
  Sekisui Chemical Co.......     51,000      569,457
  Sharp Corp................     23,000      349,833
  Shimano Inc...............     30,000      535,432
  Sony Music Entertainment
    Inc.....................      4,900      294,241
  Sumitomo Electric
    Industries Ltd..........     37,000      487,955
  Sumitomo Heavy Industries
    Ltd.....................     92,000      324,354
  Sumitomo Sitix Corp.......     14,000      242,483

SEE NOTES TO FINANCIAL STATEMENTS.

WINTHROP OPPORTUNITY FUNDS--STATEMENT OF INVESTMENTS OCTOBER 31, 1996
(CONTINUED)

--------------------------------------------------------------------------------
WINTHROP INTERNATIONAL EQUITY FUND

                                           U.S. $
                               SHARES       VALUE
                              ---------  -----------
  Taisei Corp...............     78,000  $   480,042
  Tokyu Land Ltd............     97,000      456,260
  Toshiba Corp..............     93,000      582,170
  Toyota Motor Corp.........     21,000      496,659
  Yokogawa Electric Corp....      3,000       26,640
                                         -----------
                                          13,836,030
                                         -----------
NETHERLANDS--5.0%
  Elsevier NV...............     22,430      372,996
  Koninklijke Ahold NV......      4,141      241,750
  PolyGram NV...............      4,700      220,893
  Royal Dutch Petroleum
    Co......................      6,250    1,032,698
  Unilever NV- CVA..........      1,545      235,057
  Ver Ned Uitgeversbedr.....     13,000      236,113
                                         -----------
                                           2,339,507
                                         -----------
NORWAY--0.7%
  Saga Petroleum ASA Cl.
    'A'.....................     18,200      309,747
                                         -----------
SPAIN--1.4%
  Acerinox SA...............        600       72,014
  Banco Santander SA........      2,000      102,765
  Empresa Nacional de
    Electridad SA...........      2,200      134,787
  Repsol SA.................      5,000      163,366
  Telefonica de Espana SA...     10,000      200,824
                                         -----------
                                             673,756
                                         -----------
SWITZERLAND--2.9%
  Credit Suisse Holding
    AG......................      6,300      631,902
                                           U.S. $
                               SHARES       VALUE
                              ---------  -----------

  Roche Holding AG..........         40  $   303,806
  Sandoz AG.................        375      436,162
                                         -----------
                                           1,371,870
                                         -----------
UNITED KINGDOM--6.6%
  B.A.T. Industries Plc.....     18,000      125,472
  British Petroleum Co.
    Plc.....................     21,491      231,361
  Carlton Communications
    Plc.....................     25,750      206,336
  CRH Plc...................     23,073      237,870
  Glaxo Wellcome Plc........     11,120      174,588
  Grand Metropolitan Plc....     73,000      551,067
  Lloyds TSB Group Plc......     30,000      190,552
  Marks & Spencer Plc.......     21,892      183,800
  Pearson Plc...............     16,413      203,158
  Prudential Corporation
    Plc.....................      7,380       55,771
  Reuters Holdings Plc......     32,000      398,436
  RTZ Corporation Plc.......     20,175      322,833
  Siebe Plc.................     15,000      236,116
                                         -----------
                                           3,117,360
                                         -----------

  TOTAL INVESTMENTS--91.8%
    (COST $41,223,418).................   43,256,587
                                         -----------

  CASH AND OTHER ASSETS
    NET OF LIABILITIES--8.2%...........    3,868,111
                                         -----------

  NET ASSETS--100%.....................  $47,124,698
                                         -----------
                                         -----------

* NON-INCOME PRODUCING

SEE NOTES TO FINANCIAL STATEMENTS.

Winthrop Opportunity Funds--Statement of Investments OCTOBER 31, 1996

--------------------------------------------------------------------------------
WINTHROP DEVELOPING MARKETS FUND
COMMON STOCKS--81.2%

                                   SHARES    U.S. $ VALUE
                                 ----------  ------------

ARGENTINA--6.7%
  Astra Cia Argentina de
    Petroeo SA.................     154,900  $    280,425
  Banco de Galicia y Buenos
    Aires SA...................      57,157       238,864
  Cia Interamericana de Automo
    SA*........................      22,429       100,726
  Molinos Rio de la Plata SA...      36,866       116,151
  Perez Compane SA.............     102,117       645,509
  Siderca SA Cl. 'A'...........     208,070       328,816
  Telecom Argentina SA ADR.....       2,570        97,018
  Telefonica de Argentina SA
    ADR........................      15,528       361,026
  YPF Sociedad Anonima SA
    ADR........................      23,650       538,038
                                             ------------
                                                2,706,573
                                             ------------
CHILE--5.1%
  Banco Santander- Chile ADR...      19,740       275,014
  Chilgener SA ADR.............      10,070       227,834
  Cia Cervecerias Unidas SA
    ADR........................       8,010       162,203
  Cia de Telecomunicaciones de
    Chile SA ADR...............       2,940       289,958
  Empresa Nacional Electricidad
    SA ADR.....................      11,270       207,086
  Enersis SA ADR...............      10,290       302,269
  Madeco SA ADR................       4,600       110,400
  Maderas y Sinteticos Sociedad
    Anonima SA ADR.............      11,540       164,445
  Quimica Minera Chile SA ADR..       5,700       327,750
                                             ------------
                                                2,066,959
                                             ------------
CHINA--0.4%
  China Yuchai International
    Ltd........................      20,000        87,500
  Ek Chor China Motorcycle
    Company Ltd................      10,500        61,688
                                             ------------
                                                  149,188
                                             ------------
GREECE--3.0%
  Alpha Credit Bank SA.........       4,200       268,574
  Aktor SA.....................       1,800        23,475
  Attica Enterprises...........      16,300       112,804
  Elais SA.....................       1,700        50,135
  Ergo Bank SA.................       1,300        76,376
  Hellas Can Packaging SA......       1,000        18,195
  Hellenic Bottling Company
    SA.........................       8,900       286,807
  Hellenic Telecommunication
    Organization SA............       2,000        35,381
  National Bank of Greece......       2,800       177,871
  Silver & Baryte Ores Mining
    SA.........................       1,100        19,668
  Titan Cement Company SA......       2,900       164,459
                                             ------------
                                                1,233,745
                                             ------------
HONG KONG--3.0%
  Amoy Properties Ltd..........     220,000       271,717

                                   SHARES    U.S. $ VALUE
                                 ----------  ------------
  Bank of East Asia Ltd........      66,320  $    259,026
  Chengdu Telecom Cable Co. Cl.
    'H'........................     910,000        89,443
  Qingling Motors Co. Ltd......     552,000       232,014
  Shangri-La Asia Ltd..........     166,000       237,226
  Shanghai Petrochemicals Co.
    Ltd........................     418,000       112,172
                                             ------------
                                                1,201,598
                                             ------------
INDIA--3.2%
  Grasim Industries Ltd. GDR...       6,000        82,500
  Indian Aluminium Co. Ltd.
    GDR........................      33,000       140,250
  Indian Hotels GDR*...........      10,000       233,300
  Industry Credit & Investment
    GDR........................       8,700        76,038
  Indo Gulf Fertilisers and
    Chemicals Corp. Ltd. GDR*..      78,000        56,550
  Larsen & Toubro Ltd. GDR.....      12,000       174,000
  Mahindra & Mahindra Ltd.
    GDR*.......................      21,000       220,500
  Reliance Industries GDS
    Ltd*.......................      13,000       143,000
  Tata Engineering and
    Locomotive Co. Ltd. GDR....      16,000       193,920
                                             ------------
                                                1,320,058
                                             ------------
INDONESIA--3.3%
  Hero Supermarket Foreign.....     152,000        94,653
  Indocement Tunggal Perkasa...      48,000        72,665
  Indocement Tunggal Ord
    Foreign....................      43,000        65,096
  PT Astra International Co....     120,000       247,370
  PT Bank International
    Indonesia..................     122,310        98,489
  PT Bank Dagang Nasional,
    Inc........................      78,000        55,272
  PT Gudang Garam Co...........      64,000       255,615
  PT Mulia Industrindo
    Foreign....................     149,000       140,777
  PT Telekomunikasi Indonesia
    Foreign....................     214,500       320,115
                                             ------------
                                                1,350,052
                                             ------------
KOREA--4.5%
  Korea Equity Fund............      76,400       534,800
  Korea Fund, Inc..............      76,759     1,295,308
                                             ------------
                                                1,830,108
                                             ------------
MALAYSIA--17.3%
  Arab Malaysian Merchant Bhd..      50,000       338,399
  Berjaya Group Bhd............     297,000       210,413
  Commerce Asset Holding Bhd...      31,000       202,446
  Edaran Otomobil NSNL Bhd.....      15,000       140,109
  Golden Hope Plantation Bhd...      65,000       110,623
  Guiness Anchor Bhd...........     117,000       300,997
  Hong Leong Properties Bhd....     220,000       292,567
  Hume Industries Malaysia
    Bhd........................      19,000       119,568
  Industrial Oxygen
    Incorporated Bhd...........     198,000       311,897

SEE NOTES TO FINANCIAL STATEMENTS.

WINTHROP OPPORTUNITY FUNDS--STATEMENT OF INVESTMENTS OCTOBER 31, 1996
(CONTINUED)
--------------------------------------------------------------------------------
WINTHROP DEVELOPING MARKETS FUND

                                   SHARES    U.S. $ VALUE
                                 ----------  ------------
  Jaya Tiasa Holdings Bhd......      34,000  $    192,433
  Kuala Lumpur Kepong Bhd......      18,000        45,239
  Land and General Bhd.........      48,000       104,488
  Leader Universal Holdings
    Bhd........................      68,000       152,062
  Malayan Banking Bhd..........      33,000       326,526
  Public Bank Foreign Rgd......     182,666       342,689
  Perlis Plantations Bhd.......      52,500       150,647
  Petronas Gas Bhd.............      66,000       269,057
  Renong Bhd...................     128,000       201,631
  Resorts World Bhd............      50,000       286,947
  Rothmans of Pall Mall Bhd....       2,000        19,710
  Sime Darby Bhd...............     100,000       354,231
  Sungei Way Holdings Bhd......      23,000       131,085
  Tan Chong Motor Holdings
    Bhd........................     150,000       255,284
  Technology Resources
    Industries Bhd*............     133,000       318,471
  Telecom Malaysia Bhd.........     123,000     1,085,609
  Tenaga Nasional Bhd..........      99,000       395,749
  United Engineers Malaysia
    Ltd........................      20,000       158,316
  YTL Corporation Bhd..........      41,000       220,692
                                             ------------
                                                7,037,885
                                             ------------
MEXICO--9.0%
  Apasco SA de CV..............      73,420       432,691
  Carso Global Telecom Cl.
    'A1'*......................      31,137        72,705
  Cifra SA de CV Ser. 'C'*.....     388,000       488,135
  Empresa ICA Sociedad
    Controladora SA de CV
    ADR*.......................      30,770       400,010
  Empresa La Moderna SA de CV
    ADR........................      19,620       353,160
  Fomento Economico Mexicano SA
    de CV Cl. 'B'..............      88,700       264,122
  Grupo Carso SA de CV
    Ser. 'A1'*.................      29,990       133,952
  Grupo Financiero Bancomer SA
    de CV Cl. 'B'..............     441,750       180,320
  Grupo Financiero Inbursa SA
    Cl. 'B'....................       1,046         3,413
  Grupo Televisa SA GDR*.......       5,140       134,925
  Hylsamex SA - BCP............      68,270       247,334
  Kimberly-Clark de Mexico SA
    de CV Cl. 'A'..............      10,070       188,660
  Telefonos de Mexico SA Cl.
    'L' ADR....................      24,510       747,555
                                             ------------
                                                3,646,982
                                             ------------

                                   SHARES    U.S. $ VALUE
                                 ----------  ------------

PHILIPPINES--2.8%
  Metro Pacific Corp...........   1,137,000  $    276,895
  Metropolitan Bank & Trust
    Co.........................       8,875       195,871
  Petron Corp..................     336,250        98,521
  Philippine Long Distance
    Telephone Co. ADR..........       2,150       128,731
  San Miguel Corp. Cl. 'B'.....      40,920       147,922
  SM Prime Holdings, Inc.......     531,600       113,279
  Southeast Asia Cement
    Holdings, Inc. *...........   1,696,000       161,339
                                             ------------
                                                1,122,558
                                             ------------
POLAND--1.7%
  Bank Rozwoju Eksportu SA.....       3,370       100,106
  Bank Slaski SA w
    Katowicach.................       2,560       236,784
  Debica SA*...................       2,698        54,709
  Elektrim Spolka Akcyjna SA...      15,820       132,255
  Gorazdze SA*.................       2,180        57,777
  Stomil Olsztyn SA*...........       4,540        48,129
  Zaklady Piwowarskie w Zywcu
    SA.........................       1,100        48,915
                                             ------------
                                                  678,675
                                             ------------
PORTUGAL--6.3%
  Banco Espirito Santo e
    Comercial de Lisbon SA*....      23,437       412,143
  Banco Totta & Acores SA......      15,032       273,184
  Cimpor Cimentos De Portugal
    SA.........................      20,739       435,740
  Corticeira Amorim SA.........       2,293        23,684
  Engil-Sociedade Gestora De
    Participacoes Sociais SA...       7,252        73,008
  Estabelecimentos Jeronimo
    Martins & Filho SGPS SA....       2,609       237,756
  Portucel Industrial Empresa
    Produtora De Celulosa SA...      20,197       125,431
  Portugal Telecom SA*.........      28,585       735,320
  Sonae Investimentos - SGPS
    SA.........................       7,862       229,739
                                             ------------
                                                2,546,005
                                             ------------
SOUTH AFRICA--7.0%
  Anglo American Corp..........       3,200       190,241
  Barlow Ltd...................      13,800       119,090
  De Beers Centenary AG........      13,475       390,496
  Driefontein Consolidated
    Ltd........................       7,400        93,820
  Iscor Ltd....................     135,900        96,720
  Kinross Mines Ltd.*..........      11,500        90,054
  Liberty Life Association of
    Africa Ltd.................      13,193       357,023
  Murray and Roberts Holdings
    Ltd........................      55,800       191,430
  Nedcor Ltd...................       9,257       129,200
  Pick' N Pay Stores Ltd. N
    Shr........................     118,600       112,459
  Pick' N Pay Stores Ltd.......      59,300        63,179

SEE NOTES TO FINANCIAL STATEMENTS.

WINTHROP OPPORTUNITY FUNDS--STATEMENT OF INVESTMENTS OCTOBER 31, 1996
(CONTINUED)
--------------------------------------------------------------------------------
WINTHROP DEVELOPING MARKETS FUND

                                   SHARES    U.S. $ VALUE
                                 ----------  ------------
  Rembrandt Group Ltd..........      30,300  $    251,801
  Sasol Ltd....................      36,878       434,160
  South African Breweries
    Ltd........................      12,495       319,497
                                             ------------
                                                2,839,170
                                             ------------
TAIWAN--3.3%
  ROC Taiwan Fund*.............     138,100     1,346,475
                                             ------------
THAILAND--4.6%
  Advanced Info Service Pcl....      12,500       169,575
  Bangkok Bank Public Co.
    Ltd........................       9,500        71,515
  Finance One Public Co.
    Ltd........................      10,700        24,121
  Land and House Public Co.
    Ltd........................      10,700        70,900
  Loxley Public Co. Ltd........       7,700        55,852
  Nava Finance and Securities
    Public Co. Ltd.............      26,600        46,932
  Phatra Thanakit Co. Ltd......      11,100        38,081
  PTT Exploration and
    Production Public Co.
    Ltd........................      23,700       321,513
  Shinawatra Computer Company
    Plc........................       6,000        94,099
  Shinawatra Computer Co. Plc
    Foreign....................       5,000        78,416
  Siam Cement Public Co.
    Ltd........................       4,400       143,533
  Siam Commercial Bank Public
    Co. Ltd....................       8,000        61,163
  Siam City Cement Public Co.
    Ltd........................      10,100        67,320
  Thai Farmers Bank Public Co.
    Ltd........................      12,800        69,759
  Tipco Asphalt Public Co.
    Ltd........................      39,500       213,723
  TPI Polene Public Co. Ltd....      38,700        81,937
  Union Asia Finance Co.
    Ltd........................      52,500       117,330
  United Communication Industry
    Public Co. Ltd.............      16,500       134,562
                                             ------------
                                                1,860,331
                                             ------------

  TOTAL COMMON STOCKS
    (COST $34,719,007).....................    32,936,362
                                             ------------

                                   SHARES    U.S. $ VALUE
                                 ----------  ------------
PREFERRED STOCKS--15.9%
BRAZIL--15.9%
  Aracruz Celulose SA Prf Cl.
    'B'........................     117,630  $    183,206
  Banco Bradesco SA Prf........  70,650,040       608,636
  Banco Itau SA Prf............   1,315,000       572,184
  Companhia Energetica de Minas
    Gerais Prf.................  12,650,000       405,125
  Ceval Alimentos SA Prf.......  21,940,000       207,162
  Companhia Vale do Rio Doce
    Prf........................      30,538       645,064
  Companhia Cervejaria Brahma
    Prf........................     590,000       366,130
  Centrais Electricas
    Brasileiras SA Prf Cl.
    'B'........................   3,364,000     1,106,816
  Lojas Americanas SA Prf......   7,860,000       123,106
  Petroleo Brasileiro SA Prf...   3,380,000       424,433
  Telecomunicacoes Brasileiras
    SA Prf (Telebras)..........  15,010,000     1,119,212
  Telecomunicacoes de Sao Paulo
    SA Prf.....................   1,255,000       232,114
  Usinas Siderurgicas de Minas
    Gerais SA Prf..............  426,510,000      442,589
                                             ------------
                                                6,435,777
                                             ------------

  TOTAL PREFERRED STOCKS
    (COST $5,552,830)......................     6,435,777
                                             ------------

  TOTAL INVESTMENTS--97.1%
    (COST $40,271,837).....................    39,372,139
                                             ------------

  CASH AND OTHER ASSETS
    NET OF LIABILITIES--2.9%...............     1,187,530
                                             ------------

  NET ASSETS--100%.........................  $ 40,559,669
                                             ------------
                                             ------------

* NON-INCOME PRODUCING

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES OCTOBER 31, 1996
--------------------------------------------------------------------------------

                                                                                      INTERNATIONAL  DEVELOPING
                                                                                      EQUITY FUND   MARKETS FUND
                                                                                      ------------  -------------
ASSETS:
  Investments in securities, at value
    (cost $41,223,418 and $40,271,837, respectively)................................   $43,256,587   $39,372,139
  Cash, at value (cost $270,917 and $1,173,708, respectively).......................      268,354      1,166,731
  Receivable for investments sold...................................................    5,707,832        --
  Receivable for capital stock sold.................................................       49,476         34,510
  Dividends and interest receivable.................................................      112,602         80,735
  Deferred organization costs (Note A)..............................................       87,710         87,710
                                                                                      ------------  -------------
  Total assets......................................................................   49,482,561     40,741,825
                                                                                      ------------  -------------

LIABILITIES:
  Payable for securities purchased..................................................      993,045        --
  Payable to custodian..............................................................    1,176,090        --
  Payable to investment advisor.....................................................      137,231        116,230
  Accrued expenses and other liabilities............................................       51,497         65,926
                                                                                      ------------  -------------
  Total liabilities.................................................................    2,357,863        182,156
                                                                                      ------------  -------------
NET ASSETS..........................................................................   $47,124,698   $40,559,669
                                                                                      ------------  -------------
                                                                                      ------------  -------------

NET ASSETS CONSIST OF:
  Capital paid-in...................................................................   $45,908,826   $41,482,165
  Accumulated net investment loss...................................................     (197,881)       (58,233)
  Accumulated net realized gain (loss) on investments and foreign currency
    transactions....................................................................     (618,023)        43,455
  Net unrealized appreciation (depreciation) of investments and foreign currency
    denominated assets and liabilities..............................................    2,031,776       (907,718)
                                                                                      ------------  -------------
                                                                                       $47,124,698   $40,559,669
                                                                                      ------------  -------------
                                                                                      ------------  -------------

CLASS A SHARES:
  Net assets........................................................................   $42,169,653   $36,918,388
                                                                                      ------------  -------------
  Shares outstanding................................................................    4,063,828      3,708,339
                                                                                      ------------  -------------
  Net asset value and redemption value per share....................................   $    10.38    $      9.96
                                                                                           ------          -----
                                                                                           ------          -----
  Maximum offering price per share (net asset value plus sales charge of 5.75% of
    offering price).................................................................       $11.01         $10.57
                                                                                           ------         ------
                                                                                           ------         ------

CLASS B SHARES:
  Net assets........................................................................  $ 4,955,045   $  3,641,281
                                                                                      ------------  -------------
  Shares outstanding................................................................      481,388        369,261
                                                                                      ------------  -------------
  Net asset value and offering price per share......................................  $     10.29   $       9.86
                                                                                           ------          -----
                                                                                           ------          -----

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------

                                                                                      INTERNATIONAL  DEVELOPING
                                                                                      EQUITY FUND   MARKETS FUND
                                                                                      ------------  -------------
INVESTMENT INCOME:
  Interest income...................................................................   $   91,560    $   109,908
  Dividend income...................................................................      745,088        624,817
                                                                                      ------------  -------------
                                                                                          836,648        734,725
    Less withholding tax on foreign source dividends................................      (94,807)       (57,931)
                                                                                      ------------  -------------
    Total investment income.........................................................      741,841        676,794
                                                                                      ------------  -------------
EXPENSES:
  Investment advisory fees (Note B).................................................   $  528,653    $   419,303
  Distribution fees--Class A (Note B)...............................................       96,395         77,456
  Distribution fees--Class B (Note B)...............................................       37,341         25,620
  Legal fees........................................................................       42,000         37,000
  Transfer agent fees...............................................................       77,000         74,000
  Custodian fees....................................................................      119,000        148,000
  Auditing fees.....................................................................       35,000         32,000
  Printing fees.....................................................................       28,000         25,000
  Trustees' fees....................................................................       14,000         12,000
  Registration fees.................................................................       39,000         34,000
  Miscellaneous.....................................................................       10,658         14,780
  Amortization of organization costs (Note A).......................................       22,784         22,784
                                                                                      ------------  -------------
                                                                                        1,049,831        921,943
    Less fees waived/reimbursed by investment advisor and subadvisor................     (112,542)      (181,527)
                                                                                      ------------  -------------
    Net expenses....................................................................      937,289        740,416
                                                                                      ------------  -------------
NET INVESTMENT (LOSS)...............................................................     (195,448)       (63,622)
                                                                                      ------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS--NOTE C:
  Net realized gain (loss) on investments...........................................     (211,066)        66,934
  Net realized gain (loss) on foreign currency transactions.........................      264,806         (4,844)
  Net change in unrealized appreciation on investments..............................    2,802,218       (221,084)
  Net change in unrealized appreciation on translation of foreign currency
    denominated assets and liabilities..............................................     (180,079)        (8,018)
                                                                                      ------------  -------------
  Net realized and unrealized gain (loss) on investments and foreign currency
    transactions....................................................................    2,675,879       (167,012)
                                                                                      ------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...................................   $2,480,431    $  (230,634)
                                                                                      ------------  -------------
                                                                                      ------------  -------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          INTERNATIONAL EQUITY FUND    DEVELOPING MARKETS FUND
                                                          --------------------------  --------------------------
                                                           YEAR ENDED   PERIOD ENDED   YEAR ENDED   PERIOD ENDED
                                                            10/31/96     10/31/95*      10/31/96     10/31/95*
                                                          ------------  ------------  ------------  ------------

OPERATIONS:
  Net investment income (loss)..........................  $   (195,448)  $   (2,433)  $    (63,622)  $    5,389
  Net realized gain (loss) on investments and foreign
    currency transactions...............................        53,740     (671,763)        62,090      (18,635)
  Net change in unrealized appreciation/depreciation on
    investments and foreign currency denominated assets
    and liabilities.....................................     2,622,139     (590,363)      (229,102)    (678,616)
                                                          ------------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from
    operations..........................................     2,480,431   (1,264,559)      (230,634)    (691,862)
CAPITAL STOCK TRANSACTIONS--(NET) NOTE D................    14,022,355   31,836,471     25,163,617   16,268,548
                                                          ------------  ------------  ------------  ------------
  Total increase (decrease) in net assets...............    16,502,786   30,571,912     24,932,983   15,576,686
NET ASSETS:
  Beginning of period...................................    30,621,912       50,000     15,626,686       50,000
                                                          ------------  ------------  ------------  ------------
  End of period (including undistributed net investment
    income of $5,389 for the Developing Markets Fund at
    10/31/95)...........................................  $ 47,124,698   $30,621,912  $ 40,559,669   $15,626,686
                                                          ------------  ------------  ------------  ------------
                                                          ------------  ------------  ------------  ------------

*Commencement of operations was September 8, 1995.

SEE NOTES TO FINANCIAL STATEMENTS.